Equity (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual dividend yield
Expected life (years)	5 years
Risk-free interest rate	0.92%
Expected volatility	95.15%